SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable to Banks [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds
As of December 31, 2017, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2018	$6,102
2019	29,714
2020	694

Total principal payments	36,510
Less: unamortized original issue discount	(842)

Present value of principal payments	35,668
Less: current portion	(5,642)

Long-term debt	$30,026